UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: October 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY ALLOCATION SERIES INC.

HIGH GROWTH PORTFOLIO

GROWTH PORTFOLIO

BALANCED PORTFOLIO

CONSERVATIVE PORTFOLIO

INCOME PORTFOLIO

FORM N-Q

OCTOBER 31, 2005

HIGH GROWTH PORTFOLIO

Schedules of Investments (October 31, 2005) (unaudited)

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
1,622,136	Smith Barney Aggressive Growth Fund Inc.	$172,579,031
4,807,791	Smith Barney Core Plus Bond Fund Inc.	59,087,754
10,298,605	Smith Barney Funds, Inc. - Large Cap Value Fund	167,558,296
9,022,787	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	205,268,407
4,013,913	Smith Barney Small Cap Core Fund, Inc.	66,831,654

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $536,051,581)	671,325,142

FACE AMOUNT	SECURITY
SHORT-TERM INVESTMENT - 0.6%
Repurchase Agreement - 0.6%
$4,186,000	Interest in $542,622,000 joint tri-party repurchase agreement dated 10/31/05 with Greenwich Capital Markets Inc., 4.020% due 11/1/05; Proceeds at maturity - $4,186,467; (Fully collateralized by various U.S. Treasury obligations, 1.500% to 6.250% due 3/31/06 to 5/15/30; Market value - $4,269,753) (Cost - $4,186,000)	4,186,000

	TOTAL INVESTMENTS - 100.1% (Cost - $540,237,581#)	675,511,142
	Liabilities in Excess of Other Assets - (0.1)%	(1,009,843)

	TOTAL NET ASSETS - 100.0%	$674,501,299

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

GROWTH PORTFOLIO

Schedules of Investments (October 31, 2005) (unaudited) (continued)

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.0%
581,181	Smith Barney Aggressive Growth Fund Inc.	$61,831,873
13,825,012	Smith Barney Core Plus Bond Fund Inc.	169,909,399
9,418,975	Smith Barney Funds, Inc. - Large Cap Value Fund	153,246,726
6,714,121	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	152,746,256
3,654,143	Smith Barney Small Cap Core Fund, Inc.	60,841,487

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $534,083,006)	598,575,741

FACE AMOUNT	SECURITY
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
$1,220,000	Interest in $542,622,000 joint tri-party repurchase agreement dated 10/31/05 with Greenwich Capital Markets Inc., 4.020% due 11/1/05; Proceeds at maturity- $1,220,136; (Fully collateralized by various U.S. Treasury obligations, 1.500% to 6.250% due 3/31/06 to 5/15/30; Market value - $1,244,410) (Cost - $1,220,000)	1,220,000

	TOTAL INVESTMENTS - 100.2% (Cost - $535,303,006#)	599,795,741
	Liabilities in Excess of Other Assets - (0.2)%	(1,187,389)

	TOTAL NET ASSETS - 100.0%	$598,608,352

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

BALANCED PORTFOLIO

Schedules of Investments (October 31, 2005) (unaudited) (continued)

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.1%
3,344,191	Smith Barney Appreciation Fund Inc.	$49,259,940
14,873,539	Smith Barney Core Plus Bond Fund Inc.	182,795,791
3,231,375	Smith Barney Fundamental Value Fund Inc.	49,957,064
3,255,693	Smith Barney Investment Series - SB Growth and Income Fund	49,551,655
2,003,876	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	45,588,190

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $356,349,286)	377,152,640

FACE AMOUNT	SECURITY
SHORT-TERM INVESTMENT - 0.1%
Repurchase Agreement - 0.1%
$549,000	Interest in $542,622,000 joint tri-party repurchase agreement dated 10/31/05 with Greenwich Capital Markets Inc., 4.020% due 11/1/05; Proceeds at maturity - $549,061; (Fully collateralized by various U.S. Treasury obligations, 1.500% to 6.250% due 3/31/06 to 5/15/30; Market value - $559,984) (Cost - $549,000)	549,000

	TOTAL INVESTMENTS - 100.2% (Cost - $356,898,286#)	377,701,640
	Liabilities in Excess of Other Assets - (0.2)%	(855,115)

	TOTAL NET ASSETS - 100.0%	$376,846,525

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

CONSERVATIVE PORTFOLIO

Schedules of Investments (October 31, 2005) (unaudited) (continued)

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.4%
823,747	Smith Barney Appreciation Fund Inc.	$12,133,799
6,601,466	Smith Barney Core Plus Bond Fund Inc.	81,132,012
381,241	Smith Barney Fundamental Value Fund Inc.	5,893,980
778,277	Smith Barney Investment Series - SB Growth and Income Fund	11,845,377
267,326	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	6,081,674

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $115,299,408)	117,086,842

FACE AMOUNT	SECURITY
SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
$502,000	Interest in $542,622,000 joint tri-party repurchase agreement dated 10/31/05 with Greenwich Capital Markets Inc., 4.020% due 11/1/05; Proceeds at maturity- $502,056; (Fully collateralized by various U.S. Treasury obligations, 1.500% to 6.250% due 3/31/06 to 5/15/30; Market value - $512,044) (Cost - $502,000)	502,000

	TOTAL INVESTMENTS - 99.8% (Cost - $115,801,408#)	117,588,842
	Other Assets in Excess of Liabilities - 0.2%	286,985

	TOTAL NET ASSETS - 100.0%	$117,875,827

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

INCOME PORTFOLIO

Schedules of Investments (October 31, 2005) (unaudited) (continued)

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
185,903	Smith Barney Appreciation Fund Inc.	$2,738,344
2,564,108	Smith Barney Core Plus Bond Fund Inc.	31,512,891
	Smith Barney Income Funds:
158,030	SB Capital and Income Fund	2,678,607
1,175,509	Smith Barney Diversified Strategic Income Fund	7,946,443
1,183,655	Smith Barney High Income Fund	7,977,833

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $57,066,594)	52,854,118

FACE AMOUNT	SECURITY
SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
$555,000	Interest in $542,622,000 joint tri-party repurchase agreement dated 10/31/05 with Greenwich Capital Markets Inc., 4.020% due 11/1/05; Proceeds at maturity- $555,062; (Fully collateralized by various U.S. Treasury obligations, 1.500% to 6.250% due 3/31/06 to 5/15/30; Market value - $566,104) (Cost - $555,000)	555,000

	TOTAL INVESTMENTS - 100.5% (Cost - $57,621,594#)	53,409,118
	Liabilities in Excess of Other Assets - (0.5)%	(265,782)

	TOTAL NET ASSETS - 100.0%	$53,143,336

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

High Growth, Growth, Balanced, Conservative and Income Portfolios (“Funds”) are separate investment funds of the Smith Barney Allocation Series Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) managed by Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/depreciation
High Growth Portfolio	$136,545,429	$(1,271,868)	$135,273,561
Growth Portfolio	69,863,290	(5,370,555)	64,492,735
Balanced Portfolio	24,019,921	(3,216,567)	20,803,354
Conservative Portfolio	3,403,550	(1,616,116)	1,787,434
Income Portfolio	201,041	(4,413,517)	(4,212,476)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Allocation Series Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
Chief Executive Officer

Date: December 29, 2005

By	/s/ ROBERT J. BRAULT
Chief Financial Officer

Date: December 29, 2005